SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 97.8%
Common Stocks
Aerospace & Defense — 0.7%
HEICO Corp. (Class A Stock)	24,432	$2,166,141
Automobiles — 0.5%
Thor Industries, Inc.(a)	17,521	1,669,051
Banks — 0.9%
East West Bancorp, Inc.	22,449	734,980
First Republic Bank	20,351	2,219,480
		2,954,460
Biotechnology — 4.9%
Agios Pharmaceuticals, Inc.*	27,909	976,815
Alnylam Pharmaceuticals, Inc.*	20,026	2,915,786
BioMarin Pharmaceutical, Inc.*	12,029	915,166
Exact Sciences Corp.*(a)	37,784	3,852,079
Exelixis, Inc.*	91,384	2,234,339
Intercept Pharmaceuticals, Inc.*(a)	9,166	380,022
Neurocrine Biosciences, Inc.*	17,980	1,728,957
Seattle Genetics, Inc.*	14,124	2,763,925
		15,767,089
Building Products — 2.9%
Fortune Brands Home & Security, Inc.	40,352	3,491,255
Trane Technologies PLC	27,246	3,303,577
Trex Co., Inc.*(a)	38,473	2,754,667
		9,549,499
Capital Markets — 4.3%
Blackstone Group, Inc. (The) (Class A Stock)	28,210	1,472,562
Charles Schwab Corp. (The)	61,416	2,225,101
Evercore, Inc. (Class A Stock)	21,389	1,400,124
MarketAxess Holdings, Inc.	6,464	3,112,998
MSCI, Inc.	9,942	3,547,107
S&P Global, Inc.	5,662	2,041,717
		13,799,609
Commercial Services & Supplies — 2.1%
Copart, Inc.*	39,812	4,186,630
Waste Connections, Inc.	24,999	2,594,896
		6,781,526
Containers & Packaging — 1.2%
Ball Corp.	48,057	3,994,498
Electrical Equipment — 2.4%
AMETEK, Inc.	26,086	2,592,948
Generac Holdings, Inc.*	27,100	5,247,644
		7,840,592
Electronic Equipment, Instruments & Components — 3.2%
Amphenol Corp. (Class A Stock)	34,520	3,737,481
Keysight Technologies, Inc.*	33,836	3,342,320
Zebra Technologies Corp. (Class A Stock)*	13,122	3,312,780
		10,392,581
	Shares	Value
Common Stocks (continued)
Entertainment — 2.6%
Spotify Technology SA*	19,329	$4,688,636
Take-Two Interactive Software, Inc.*	23,547	3,890,435
		8,579,071
Health Care Equipment & Supplies — 4.0%
Cooper Cos., Inc. (The)	7,655	2,580,654
DexCom, Inc.*	5,593	2,305,602
Insulet Corp.*	15,415	3,647,035
ResMed, Inc.	25,856	4,432,494
		12,965,785
Health Care Providers & Services — 2.9%
Acadia Healthcare Co., Inc.*	33,177	978,058
Amedisys, Inc.*	10,902	2,577,560
Centene Corp.*	36,669	2,138,902
McKesson Corp.	25,803	3,842,841
		9,537,361
Health Care Technology — 2.9%
GoodRx Holdings, Inc. (Class A Stock)*	9,656	536,873
Teladoc Health, Inc.*(a)	19,136	4,195,377
Veeva Systems, Inc. (Class A Stock)*	16,556	4,655,382
		9,387,632
Hotels, Restaurants & Leisure — 2.1%
Chipotle Mexican Grill, Inc.*	3,699	4,600,483
Las Vegas Sands Corp.	48,263	2,251,952
		6,852,435
Household Durables — 2.4%
Garmin Ltd.	27,205	2,580,666
Helen of Troy Ltd.*	14,145	2,737,341
NVR, Inc.*	593	2,421,290
		7,739,297
Industrial Conglomerates — 0.6%
Carlisle Cos., Inc.	16,495	2,018,493
Insurance — 1.2%
Progressive Corp. (The)	28,048	2,655,304
Selectquote, Inc.*(a)	58,385	1,182,296
		3,837,600
Interactive Media & Services — 2.0%
Match Group, Inc.*	42,544	4,707,494
Pinterest, Inc. (Class A Stock)*	43,808	1,818,470
		6,525,964
Internet & Direct Marketing Retail — 1.2%
Booking Holdings, Inc.*	1,306	2,234,148
Chewy, Inc. (Class A Stock)*(a)	30,487	1,671,602
		3,905,750
IT Services — 7.0%
Booz Allen Hamilton Holding Corp.(a)	53,868	4,469,966
FleetCor Technologies, Inc.*	11,327	2,696,959
Global Payments, Inc.(a)	18,127	3,218,993
MongoDB, Inc.*(a)	11,527	2,668,616
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SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Okta, Inc.*	18,227	$3,897,844
Snowflake, Inc. (Class A Stock)*(a)	3,865	970,115
Square, Inc. (Class A Stock)*	13,505	2,195,238
Twilio, Inc. (Class A Stock)*(a)	10,257	2,534,402
		22,652,133
Leisure Products — 0.5%
Brunswick Corp.	25,623	1,509,451
Life Sciences Tools & Services — 1.2%
Mettler-Toledo International, Inc.*	3,982	3,845,617
Machinery — 3.0%
Ingersoll Rand, Inc.*	53,106	1,890,573
ITT, Inc.	34,758	2,052,460
Nordson Corp.	12,595	2,415,973
Stanley Black & Decker, Inc.	20,614	3,343,591
		9,702,597
Media — 0.6%
New York Times Co. (The) (Class A Stock)	42,045	1,799,106
Pharmaceuticals — 3.6%
Catalent, Inc.*	31,375	2,687,582
Horizon Therapeutics PLC*	58,942	4,578,615
Jazz Pharmaceuticals PLC*	17,905	2,553,074
Royalty Pharma PLC (Class A Stock)	41,290	1,737,070
		11,556,341
Professional Services — 4.4%
CoStar Group, Inc.*	4,523	3,837,811
Equifax, Inc.	24,728	3,879,823
FTI Consulting, Inc.*	22,728	2,408,486
IHS Markit Ltd.	53,748	4,219,756
		14,345,876
Road & Rail — 1.4%
Lyft, Inc. (Class A Stock)*(a)	37,121	1,022,683
Old Dominion Freight Line, Inc.	19,305	3,492,661
		4,515,344
Semiconductors & Semiconductor Equipment — 8.6%
Advanced Micro Devices, Inc.*	42,713	3,502,039
Cree, Inc.*(a)	14,416	918,876
Enphase Energy, Inc.*(a)	42,131	3,479,599
Entegris, Inc.	49,361	3,669,497
Lam Research Corp.	8,205	2,722,009
Microchip Technology, Inc.(a)	30,646	3,149,183
SolarEdge Technologies, Inc.*	18,663	4,448,326
Teradyne, Inc.(a)	28,893	2,295,838
Xilinx, Inc.	35,452	3,695,516
		27,880,883
Software — 13.7%
Cadence Design Systems, Inc.*	40,657	4,335,256
Coupa Software, Inc.*(a)	8,447	2,316,505
Crowdstrike Holdings, Inc. (Class A Stock)*	32,026	4,397,810
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
DocuSign, Inc.*	17,005	$3,660,156
HubSpot, Inc.*	11,553	3,376,133
RingCentral, Inc. (Class A Stock)*	14,717	4,041,436
ServiceNow, Inc.*	3,813	1,849,305
Splunk, Inc.*	30,685	5,772,769
Synopsys, Inc.*	26,108	5,586,590
Trade Desk, Inc. (The) (Class A Stock)*(a)	11,160	5,789,585
Zscaler, Inc.*	21,826	3,070,700
		44,196,245
Specialty Retail — 7.2%
Burlington Stores, Inc.*	15,158	3,123,912
CarMax, Inc.*(a)	29,518	2,712,999
National Vision Holdings, Inc.*(a)	51,274	1,960,718
O’Reilly Automotive, Inc.*	16,239	7,487,478
Tractor Supply Co.	36,943	5,295,410
Ulta Beauty, Inc.*	12,162	2,724,045
		23,304,562
Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica, Inc.*	12,041	3,965,944
Thrifts & Mortgage Finance — 0.4%
Rocket Cos., Inc. (Class A Stock)*(a)	57,971	1,155,362

Total Long-Term Investments (cost $221,002,069)		316,693,895
Short-Term Investments — 17.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	6,458,711	6,458,711
PGIM Institutional Money Market Fund (cost $49,636,232; includes $49,626,877 of cash collateral for securities on loan)(b)(w)	49,734,516	49,724,569

Total Short-Term Investments (cost $56,094,943)		56,183,280

TOTAL INVESTMENTS—115.2% (cost $277,097,012)		372,877,175

Liabilities in excess of other assets — (15.2)%		(49,091,197)

Net Assets — 100.0%		$323,785,978

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $48,832,210; cash collateral of $49,626,877 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

A2

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3